FORM N-PX (Amended)

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09174

AEGIS VALUE FUND

Address: 1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:
Dechert LLP, 1775 I Street, NW, Washington, DC 20006

Registrant's telephone number: (703) 528-7788

Date of fiscal year end: August 31, 2004

Date of reporting period: July 1, 2003 - June 30, 2004


AIR FRANCE
Ticker Symbol: AKH
CUSIP: 009119108
Shareholder Meeting Date: 6/24/04
1) Approval of the election of Jean-Cyril Spinetta as director. Proposed by the issuer
Voted for the proposal
Voted for management
2) Approval of the election of Jean-Francois Dehecq as director. Proposed by the issuer
Voted for the proposal
Voted for management
3) Approval of the election of Pierre Richard as director.
Proposed by issuer
Voted for the proposal
Voted for management
4) Approval of the election of Jean-Marc Espalioux as director. Proposed by the issuer
Voted for the proposal
Voted for management
5) Approval of the election of Patricia Barbizet as director. Proposed by the issuer
Voted for the proposal
Voted for management
6) Approval of the election of Leo M. Van Wijk as director.
Proposed by issuer
Voted for the proposal
Voted for management
7) Approval of the election of Floris Maljers as director.
Proposed by the issuer
Voted for the proposal
Voted for management
8) Approval of the election of Cornelis J.A. Van Lede as director. Proposed by the issuer
Voted for the proposal
Voted for management
9) Approval of the election of William F. Duisenberg as director. Proposed by issuer
Voted for the proposal
Voted for management
10) Approval of the fixing of directors' fees.
Proposed by the issuer
Voted for the proposal
Voted for management
11) Approval to grant the board of directors and other parties identified in the notice of meeting, power to perform all formalities required as a result of the adoption of the resolutions.
Proposed by the issuer
Voted for the proposal
Voted for management

ALLIANT ENERGY CORPORATION
Ticker Symbol: LNT
CUSIP: 018802108
Shareholder Meeting Date: 5/21/04
1) Election of directors: Nominees: Ann K. Newhall,
Michael L. Bennett, Jack B. Evans, David A. Purdue and
Judith D. Pyle
Proposed by the issuer
Voted for all nominees
Voted for management
2) Amend the restated articles of incorporation to increase the number of authorized shares to 240,000,000
Proposed by the issuer
Voted for the proposal
Voted for management

ALLIED DEFENSE GROUP, INC.
Ticker Symbol: ADG
CUSIP: 019118108
Shareholder Meeting Date: 6/4/04
1) Election of directors: Nominees: J.H. Binford Peay, III,
J.R. Sculley,Clifford C. Christ, Harry H. Warner,
Ronald H. Griffith, Gilbert F. Decker and John G. Meyer, Jr.
Proposed by the issuer
Voted for all nominees
Voted for management
2) Appointment of independent auditors
Proposed by the issuer
Voted for the proposal
Voted for management

ALLMERICA FINANCIAL CORPORATION
Ticker Symbol: AFC
CUSIP: 019754100
Shareholder Meeting Date: 5/4/04
1) Election of directors: Nominees: Michael P. Angelini,
Edward J. Parry and Herbert M. Varnum
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the appointment of PricewaterhouseCoopers LLP as the independent public accountants
Proposed by the issuer
Voted for the proposal
Voted for management
3) Approval of short-term incentive compensation plan described in proxy statement
Proposed by issuer
Voted against the proposal
Voted against management

AMERICAN PACIFIC CORPORATION
Ticker Symbol: APFC
CUSIP: 028740108
Shareholder Meeting Date: 3/9/04
1) Election of directors: Nominees: John R. Gibson, David N. Keys and Dean M. Willard
Proposed by the issuer
Voted to withhold authority to vote for an individual nominee:
J.R. Gibson
Voted against management with regard to the election of J.R. Gibson and for management with regard to the other nominees
2) To ratify the appointment of Deloitte & Touche LLP as the company's independent public accountants for the fiscal year ending September 30, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

AMPCO-PITTSBURGH CORPORATION
Ticker Symbol: AP
CUSIP: 032037103
Shareholder Meeting Date: 4/29/04
1) Election of directors: Nominees: Leonard M. Carroll,
Laurence E. Paul and Ernest G. Siddons
Proposed by the issuer
Voted for all nominees
Voted for management

THE ANDERSONS, INC.
Ticker Symbol: ANDE
CUSIP: 034164103
Shareholder Meeting Date: 5/13/04
1) Election of directors: Nominees: Michael J. Anderson,
Richard P. Anderson, Thomas H. Anderson, John F. Barrett,
Paul M. Kraus, Donald L. Mennel, David L. Nichols,
Sidney A. Ribeau, Charles A. Sullivan and Jacqueline F. Woods
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of the 2004 employee share purchase plan.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors for the year ending December 31, 2004.
Proposed by issuer
Voted for the proposal
Voted for management

ATWOOD OCEANICS, INC.
Ticker Symbol: ATW
CUSIP: 050095108
Shareholder Meeting Date: 2/12/04
1) Election of directors: Nominees: Deborah A. Beck,
Robert W. Burgess, George S. Dotson, Hans Helmerich, John R. Irwin and William J. Morrissey
Proposed by the issuer
Voted for all nominees
Voted for management

AUDIOVOX CORPORATION
Ticker Symbol: VOXX
CUSIP: 050757103
Shareholder Meeting Date: 7/24/03
1) Election of directors: Nominees: Paul C. Kreuch, Jr.,
Dennis F. McManus, Irving Halevy, Peter A. Lesser, John J. Shalam, Philip Christopher, Charles M. Stoehr, Patrick M. Lavelle,
Ann M. Boutcher and Richard A. Maddia
Proposed by the issuer
Voted for all nominees
Voted for management

AVISTA CORP.
Ticker Symbol: AVA
CUSIP: 05379B107
Shareholder Meeting Date: 5/13/04
1) Election of directors: Nominees: Erik J. Anderson,
Kristianne Blake, David A. Clack, Jack W. Gustavel and
Michael L. Noel
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the appointment of the firm of Deloitte &
Touche LLP as independent auditors of the company for 2004
Proposed by the issuer
Voted for the proposal
Voted for management
3) Reapproval of material terms of performance goals under the company's long-term incentive plan
Proposed by issuer
Abstained

BASSETT FURNITURE INDUSTRIES, INC.
Ticker Symbol: BSET
CUSIP: 070203104
Shareholder Meeting Date: 2/24/04
1) Election of directors: Nominees: Peter W. Brown, M.D.,
Willie D. Davis, Alan T. Dickson, Paul Fulton, Howard H. Haworth, Michael E. Murphy, Dale C. Pond, Robert H. Spilman, Jr. and
David A. Stonecipher
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify the selection of Ernst & Young, LLP as the company's independent public accountants for the fiscal year ending November 27, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

BOOKS-A-MILLION, INC.
Ticker Symbol: BAMM
CUSIP: 098570104
Shareholder Meeting Date: 6/3/04
1) Election of directors: Nominees: Charles C. Anderson,
Barry Mason and William H. Rogers, Jr.
Proposed by the issuer
Voted for all nominees
Voted for management

BOWL AMERICA INCORPORATED
Ticker Symbol: BWLa (class A)
CUSIP: 102565108
Shareholder Meeting Date: 12/2/03
1) Election of directors: Nominees: Warren T. Braham and
Allan L. Sher
Proposed by the issuer
Voted for all nominees
Voted for management

BUTLER MANUFACTURING COMPANY
Ticker Symbol: BBR
CUSIP: 123655102
Shareholder Meeting Date: 4/27/04
1) To approve and adopt the agreement and plan of merger, dated as of February 15, 2004, among Butler Manufacturing Company, Blue scope Steel Limited and BSL Acquisition Corporation ("The Blue scope Subsidiary") providing for the merger of the Bluescope subsidiary with and into Butler, and to authorize the merger and the other transactions contemplated by the merger.
Proposed by the issuer
Abstained
2) To vote to adjourn the special meeting to solicit additional proxies in the event that the number of proxies sufficient to approve and adopt the merger agreement has not been received by the date of the special meeting.
Proposed by the issuer
Abstained

CAM COMMERCE SOLUTIONS, INC.
Ticker Symbol: CADA
CUSIP: 131916108
Shareholder Meeting Date: 5/13/04
1) Election of directors: Nominees: Geoffrey Knapp, Walter Straub, David Frosh and Donald Clark
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify the appointment of Ernst & Young LLP as independent auditors of the company
Proposed by the issuer
Voted for the proposal
Voted for management
3) Proposal to amend the company's 2000 stock option plan to increase the number of shares available under the plan.
Proposed by issuer
Voted against the proposal
Voted against management

CLARUS CORPORATION
Ticker Symbol: CLRS
CUSIP: 182707109
Shareholder Meeting Date: 7/24/03
1) Election of directors: Nominees: Tench Coxe, Donald L. House, Stephen P. Jeffery, Warren B. Kanders, Burt R. Ehrlich and Nicholas Sokolow
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of the proposal to amend Clarus Corporation's amended and restated certificate of incorporation to restrict certain acquisitions of its securities in order to help assure the preservation of its tax net operating loss carryforwards. Proposed by the issuer
Voted for the proposal
Voted for management
3) Ratification of the appointment of KPMG LLP as Clarus Corporation's independent auditors for the fiscal year ending December 31, 2003.
Proposed by issuer
Voted for the proposal
Voted for management

COMMONWEALTH INDUSTRIES, INC.
Ticker Symbol: CMIN
CUSIP: 203004106
Shareholder Meeting Date: 4/23/04
1) Election of directors: Nominees: Paul E. Lego and John E. Merow Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify the appointment by the audit committee of PricewaterhouseCoopers LLP as the company's independent auditors for 2004
Proposed by the issuer
Voted for the proposal
Voted for management

CPAC, INC.
Ticker Symbol: CPAK
CUSIP: 126145101
Shareholder Meeting Date: 8/13/03
1) Election of directors: Nominees: Thomas N. Hendrickson,
Robert Oppenheimer, Thomas J. Weldgen, Jerold L. Zimmerman and Stephen J. Carl
Proposed by the issuer
Voted for all nominees
Voted for management
2) Appointment of auditors: Ratification of the appointment of PricewaterhouseCoopers, LLP by the audit committee as independent auditors for the fiscal year ending March 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Approval of amendment: Ratification of bylaw amendment to require there be at least 3 standing committees of the board - an audit, compensation, and a nominating and governance committee ? and to set forth the duties of each.
Proposed by issuer
Voted for the proposal
Voted for management
4) Approval of option: Approved to grant option to Stephen J. Carl to purchase 15,000 shares of the company's $.01 par value common stock.
Proposed by issuer
Voted against the proposal
Voted against management

DELTA APPAREL, INC.
Ticker Symbol: DLA
CUSIP: 247368103
Shareholder Meeting Date: 11/13/03
1) Election of directors: Nominees: Mr. D.S. Fraser,
Mr. W.F. Garrett, Mr. C.C. Guy, Mr. R.W. Humphreys, Mr. M. Lennon, Mr. E.E. Maddrey II, Mr. B.A. Mickel and Mr. D. Peterson
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify selection of Ernst & Young LLP as independent auditors of Delta Apparel, Inc. for fiscal 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

DELTA WOODSIDE INDUSTRIES, INC.
Ticker Symbol: DLWI
CUSIP: 247909203
Shareholder Meeting Date: 11/6/03
1) Election of directors: Nominees: Mr. J.P. Danahy,
Mr. W.F. Garrett, Mr. C.C. Guy, Mr. M. Lennon,
Mr. E.E. Maddrey, II, Mr. B.A. Mickel
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to approve the company's 2004 stock plan.
Proposed by the issuer
Voted against the proposal
Voted against management
3) Proposal to ratify the selection of KPMG LLP as the independent auditors of Delta Woodside Industries, Inc. for fiscal year 2004.
Proposed by issuer
Voted for the proposal
Voted for management

DIMON INCORPORATED
Ticker Symbol: DMN
CUSIP: 254394109
Shareholder Meeting Date: 11/6/03
1) Election of directors: Nominees: Hans B. Amell, Stuart Dickson, Henry F. Frigon, C. Richard Green, Jr., John M. Hines,
James E. Johnson, Jr., Thomas F. Keller, Norman A. Scher and William R. Slee
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of the Dimon Incorporated 2003 incentive plan
Proposed by the issuer
Voted against the proposal
Voted against management

DUCKWALL-ALCO STORES, INC.
Ticker Symbol: DUCK
CUSIP:  264142100
Shareholder Meeting Date: 4/8/04
1) Election of directors: Nominees: G.L. Shank, D.A. Mullin,
L.C. Mackey, and J. Macke
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the selection of KPMG LLP as auditors for the company
Proposed by the issuer
Voted for the proposal
Voted for Management

ETHYL CORPORATION
Ticker Symbol: EY
CUSIP: 297659609
Shareholder Meeting Date: 5/27/04
1) Election of directors: Nominees: W.W. Berry, P.L. Cothran, B.C. Gottwald, T.E. Gottwald, J.E. Rogers, S.B. Scott and
C.B. Walker
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of the agreement and plan of merger, dated as of March 5, 2004, and the related plan of merger, by and among Ethyl Corporation, Newmarket Corporation and Ethyl Merger Sub, Inc.
Proposed by the issuer
Voted against the proposal
Voted against management
3) Approval of the Ethyl Corporation 2004 incentive compensation and stock plan.
Proposed by the issuer
Voted against the proposal
Voted against management
4) Approval of the appointment of PricewaterhouseCoopers LLP as independent public accountants for the corporation for the fiscal year ending December 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

GLOBAL INDUSTRIES, LTD.
Ticker Symbol: GLBL
CUSIP: 379336100
Shareholder Meeting Date: 5/11/04
1) Election of directors: Nominees: W.J. Dore, J.C. Day,
E. P Djerejian, E.G. Hotard, R.A. Pattarozz, J.L. Payne,
M.J. Pollock and L.K. Tellez
Proposed by the issuer
Voted for all nominees
Voted for management

HAGGAR CORP.
Ticker Symbol: HGGR
CUSIP: 405173105
Shareholder Meeting Date: 3/11/04
1) Election of directors: Nominees: J.M. Haggar, R.W. Heath and J.N. Thomas
Proposed by the issuer
Voted to withhold all nominees
Voted against management
2) Ratification of PricewaterhouseCoopers LLP as the company's independent accountants.
Proposed by the issuer
Voted for the proposal
Voted for management

HEAD N.V.
Ticker Symbol: HED
CUSIP: 422070102
Shareholder Meeting Date: 5/26/04
1) Proposal to adopt the Dutch Statutory annual accountants for the financial year ended 31 December 2003.
Proposed by the issuer
Voted for the proposal
Voted for management
2) Proposal to discharge each member of the board of management and the supervisory board from liability.
Proposed by the issuer
Abstained
3) Proposal to extend the authority of the board of management to repurchase shares.
Proposed by the issuer
Voted for the proposal
Voted for management
4A) Proposal to cancel ordinary shares which have been repurchased by the company.
Proposed by the issuer
Voted for the proposal
Voted for management
4B) Proposal to amend the articles of association to reduce the authorized share capital.
Proposed by the issuer
Voted for the proposal
Voted for management
5) Proposal to extend the designation of the board of management as the corporate body authorized to issue shares.
Proposed by the issuer
Voted for the proposal
Voted for management
6) Proposal to extend the designation of the board of management as the corporate body authorized to limit or exclude the right of pre-emption
Proposed by the issuer
Voted against the proposal
Voted against management
7) Approval of the corporate governance structure and authorization of the non-application of the Dutch corporate governance code in view of the application of the NYSE and SEC rules on corporate governance.
Proposed by the issuer
Voted for the proposal
Voted for management

IDACORP, INC.
Ticker Symbol: IDA
CUSIP: 451107106
Shareholder Meeting Date: 5/20/04
1) Election of directors: Nominees: R.L. Barker, J.H. Miller and
R.A. Tintsman
Proposed by the issuer
Voted for all nominees
Voted for management
2) To ratify the selection of Deloitte & Touche LLP as independent auditor for the fiscal year ending December 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management
3) To act upon a shareholder proposal requesting IdaCorp to publish annually in the proxy statement an explanation of board procedures governing donations to and a list of board approved private foundations.
Proposed by a security holder
Abstained

IDT CORPORATION
Ticker Symbol: IDT
CUSIP: 448947309
Shareholder Meeting Date: 12/15/03
1) Election of directors: Nominees: M.Kaganoff, J.S. Gilmore, III, J.F. Kemp and Adm. W.A. Owens
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of amendments to the company's 1996 stock option and inventive plan, as amended and restated, that will (I) permit the grant of deferred stock units under the plan, (II) permit the grant of restricted stock to non-employee directors and (III) increase the number of shares of the company's class B common stock available by an additional 3,000,000 shares.
Proposed by the issuer
Voted against the proposal
Voted against management
3) Approval of the company's employee stock purchase plan.
Proposed by the issuer
Voted against the proposal
Voted against management
4) Approval of the grant of options to purchase up to an aggregate of 965,000 shares of the company's class B common stock granted outside of the company's 1996 stock option and incentive plan, as amended and restated, to certain officers and directors of the company.
Proposed by the issuer
Voted against the proposal
Voted against management
5) Ratification of the appointment of Ernst & Young LLP, as the company's independent auditors for the fiscal year ending July 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management



INTERNATIONAL ALUMINUM CORPORATION
Ticker Symbol: IAL
CUSIP: 458884103
Shareholder Meeting Date: 10/30/03
1) Election of directors: Nominees: C. Vanderstar, D. Treinen, J.
Cunningham, J. McIntyre, R. Rudy, D. Antonini and A. Dean
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify selection of PricewaterhouseCoopers LLP as the independent accountants of the corporation.
Proposed by the issuer
Voted for the proposal
Voted for management

KLM ROYAL DUTCH AIRLINES
Ticker Symbol: KLM
CUSIP: 482516309
Shareholder Meeting Date: 4/19/04
1) Approval of the amendment of the company's articles of association, as set forth in the company's notice of meeting enclosed herewith.
Proposed by the issuer
Voted for the proposal
Voted for management

LIQUID AUDIO, INC.
Ticker Symbol: LQID
CUSIP: 53631T102
Shareholder Meeting Date: 7/30/03
1) Election of directors: Nominees: W.J. Fox and M.A. McManus, Jr. Proposed by the issuer
Voted for all nominees
Voted for management
2) To approve the name change.
Proposed by the issuer
Voted for the proposal
Voted for management
3) To approve the reverse stock split via amendment one.
Proposed by the issuer
Voted for the proposal
Voted for management
4) To approve the forward stock split and decrease in the authorized number of shares via amendment two.
Proposed by the issuer
Voted for the proposal
Voted for management
5) To ratify the appointment of the independent accountants.
Proposed by the issuer
Voted for the proposal
Voted for management

LUBY'S, INC.
Ticker Symbol: LUB
CUSIP: 549282101
Shareholder Meeting Date: 2/26/04
1) Election of directors: Nominees: J. Griffin, R.R. Hemminghaus, C.J. Pappas and J. W. Woliver
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to approve the appointment of Ernst & Young LLP as the independent public accountants of the corporation.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Nonbinding shareholder proposal to declassify elections of directors.
Proposed by a security holder
Voted for the proposal
Voted against management
4) In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting. Proposed by the issuer
Voted against the proposal
Voted against management

MARITRANS INC.
Ticker Symbol: TUG
CUSIP: 570363101
Shareholder Meeting Date: 4/29/04
1) Election of directors: Nominees: R.J. Lichtenstein and
F.C. Haab
Proposed by the issuer
Voted for all nominees
Voted for management

MEDALLION FINANCIAL CORP.
Ticker Symbol: TAXI
CUSIP: 583928106
Shareholder Meeting Date: 7/02/04
1) Election of directors: Nominees: M.M. Cuomo, A.M. Murstein and
L.P. Weicker, Jr.
Proposed by the issuer
Voted for all nominees
Voted for management

MERISTAR HOSPITALITY CORPORATION
Ticker Symbol: MHX
CUSIP: 58984Y103
Shareholder Meeting Date: 5/26/04
1) Election of directors: Nominees: E.Shuman, P.W. Whetsell,
J.R. Worms and C.Lodge III
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the appointment of KPMG LLP as independent auditors for the company for the fiscal year ending December 31,
2004
Proposed by the issuer
Voted for the proposal
Voted for management

MGP INGREDIENTS, INC.
Ticker Symbol: MGPI
CUSIP: 59832G103
Shareholder Meeting Date: 10/09/03
1) Election of directors: Nominees: L.E. Miller and
D.R. Schaller, PH.D.
Proposed by the issuer
Voted for all nominees
Voted for management

NASH FINCH COMPANY
Ticker Symbol: NAFC
CUSIP: 631158102
Shareholder Meeting Date: 7/08/03
1) Election of directors: Nominees: J.L. Ford and J.E. Stokely
Proposed by the issuer
Voted for all nominees
Voted for management

NASH FINCH COMPANY
Ticker Symbol: NAFC
CUSIP: 631158102
Shareholder Meeting Date: 5/18/04
1) Election of directors: Nominees: A.P. Graham, R. Marshall and L. Stein
Proposed by the issuer
Voted for all nominees
Voted for management

NATHAN'S FAMOUS, INC.
Ticker Symbol: NATH
CUSIP: 632347100
Shareholder Meeting Date: 9/12/03
1) Election of directors: Nominees: R.J. Eide, B.S. Genson,
B.Leistner, H.M.Lorber, W.Norbitz, D. Perlyn and A.F. Petrocelli
Proposed by the issuer
Voted for all nominees
Voted for management

NATIONAL R.V. HOLDINGS, INC.
Ticker Symbol: NVH
CUSIP: 637277104
Shareholder Meeting Date: 6/21/04
1) Election of directors: Nominees: R.B. Lee and G. McCaffery Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify and approve the selection by the board of directors of PricewaterhouseCoopers LLP, as the company's, independent public accountants for the fiscal year ending December 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

NITCHES, INC.
Ticker Symbol: NICH
CUSIP: 65476M109
Shareholder Meeting Date: 4/28/04
1) Election of directors: Nominees: S.P. Wyandt, P.M. Wyandt,
W.L. Hoese, E.B. Price II and A.R. Bailey
Proposed by the issuer
Voted for all nominees
Voted for management

OMI CORPORATION
Ticker Symbol: OMM
CUSIP: Y6476W104
Shareholder Meeting Date: 05/25/04
1) Election of directors: Nominees: M. Klebanoff and D.C. Trauscht Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the appointment of Deloitte & Touche LLP as auditors of the corporation for the year 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

PMA CAPITAL CORPORATION
Ticker Symbol: PMACA
CUSIP: 693419202
Shareholder Meeting Date: 5/12/04
1) Election of directors: Nominees: T.J. Gallen, R.Lutenski,
J.W. Miller, Jr., E.H. Owlett and N.C. Schneider
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of PMA Capital Corporation Directors Stock
Compensation Plan.
Proposed by the issuer
Voted against the proposal
Voted against management
3) Ratification of Deloitte & Touche LLP as independent auditors for 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

PNM RESOURCES, INC.
Ticker Symbol: PNM
CUSIP: 69349H107
Shareholder Meeting Date: 5/18/04
1) Election of directors: Nominees: Bonnie S. Reitz,
Jeffry E. Sterba, Joan B. Woodard and Adelmo E. Archuleta
Proposed by the issuer
Voted for all nominees
Voted for management
2) To approve the appointment of Deloitte & Touche LLP as independent accountants for 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

POPE & TALBOT, INC.
Ticker Symbol: POP
CUSIP: 732827100
Shareholder Meeting Date: 4/30/04
1) Election of directors: Nominees: Charles Crocker,
Michael Flannery and Robert G. Funari
Proposed by the issuer
Voted for all nominees
Voted for management
2) The proposal to ratify the selection of KPMG LLP to continue as independent certified public accountants for the year 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

PRIME GROUP REALTY TRUST
Ticker Symbol: PGE
CUSIP: 74158J103
Shareholder Meeting Date: 6/04/04
1) Election of directors: Nominees: Jacque M. Ducharme and
Daniel A. Lupiani
Proposed by the issuer
Voted for all nominees
Voted for management
2) To ratify the appointment of Ernst & Young LLP as independent auditors of the company for the fiscal year ending December 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

PRIME HOSPITALITY CORP.
Ticker Symbol: PDQ
CUSIP: 741917108
Shareholder Meeting Date: 5/20/04
1) Election of directors: Nominees: Howard M. Lorber and
Richard Szymanski
Proposed by the issuer
Voted for all nominees
Voted for management

PXRE GROUP LTD.
Ticker Symbol: PXT
CUSIP: G73018106
Shareholder Meeting Date: 5/05/04
1) Election of directors: Nominees: Gerald L. Radke and
F. Sedgwick Browne
Proposed by the issuer
Voted for all nominees
Voted for management
2) To approve the recommendation of the audit committee of the board of directors that KPMG LLP be appointed as the company's independent auditors for the fiscal year ending December 31, 2004, and to refer the determination of the independent auditor's remuneration to the audit committee of the board of directors. Proposed by the issuer
Voted for the proposal
Voted for management
3) To approve the adoption of the PXRE 2004 incentive bonus compensation plan.
Proposed by the issuer
Voted for the proposal
Voted for management
4) To approve the adoption of amendments to the PXRE director stock plan.
Proposed by the issuer
Voted against the proposal
Voted against management

QUAKER FABRIC CORPORATION
Ticker Symbol: QFAB
CUSIP: 747399103
Shareholder Meeting Date: 5/21/04
1) Election of directors: Nominees: Sangwoo Ahn, Larry A. Liebenow, Jerry I. Porras and Eriberto R. Scocimara
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to approve the Quaker Fabric Corporation 2004 stock incentive plan, which authorizes the discretionary award of stock options, restricted stock, stock appreciation rights and other performance-based awards.
Proposed by the issuer
Voted against the proposal
Voted against management

QUIPP, INC.
Ticker Symbol: QUIP
CUSIP: 748802105
Shareholder Meeting Date: 5/25/04
1) Election of directors: Nominees: Cristina H. Kepner and
Arthur J. Rawl
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to approve an amendment to Quipp's articles of incorporation to eliminate the classification of the board of directors.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Proposal to ratify the appointment of KPMG LLP as independent public accountants for 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

RELIANT ENERGY, INC.
Ticker Symbol: RRI
CUSIP: 75952B105
Shareholder Meeting Date: 6/02/04
1) Election of directors: Nominees: Laree E. Perez and
William L. Transier
Proposed by the issuer
Voted for all nominees
Voted for management
2) Proposal to ratify Deloitte & Touche LLP as Reliant Energy,
Inc.'s independent auditors for the fiscal year ending
December 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Stockholder proposal regarding mandatory stock holding period by our executives.
Proposed by a security holder
Voted for the proposal
Voted against management

RTI INTERNATIONAL METALS, INC.
Ticker Symbol: RTI
CUSIP: 74973W107
Shareholder Meeting Date: 4/30/04
1) Election of directors: Nominees:
Craig R. Andersson, Neil A. Armstrong, Daniel I. Booker,
Donald P. Fusilli, Ronald L. Gallatin, Charles C. Gedeon,
Robert M. Hernandez, Edith E. Holiday, John H. Odle and
Timothy G. Rupert
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of appointment of PricewaterhouseCoopers LLP as independent accountants for 2004.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Approval of the 2004 employee stock plan.
Proposed by the issuer
Voted against the proposal
Voted against management

RYERSON TULL, INC.
Ticker Symbol: RT
CUSIP: 78375P107
Shareholder Meeting Date: 4/21/04
1) Election of directors: Nominees: Jameson A. Baxter,
Richard G. Cline, James A. Henderson, Gregory P. Josefowicz,
Martha M. De Lombera, Meil S. Novich and Jerry K. Pearlman
Proposed by the issuer
Voted for all nominees
Voted for management
2) To ratify selection of PricewaterhouseCoopers LLP as Ryerson
Tull's independent auditors for the current fiscal year.
Proposed by the issuer

Voted for the proposal
Voted for management
3) To approve the Ryerson Tull 2002 incentive stock plan, as amended.
Proposed by the issuer
Voted against the proposal
Voted against management

SCPIE HOLDINGS INC.
Ticker Symbol: SKP
CUSIP: 78402P104

Shareholder Meeting Date: 5/20/04
1) Election of directors: Nominees: Mitchell S. Karlan, MD,
Jack E. McCleary, MD, Wendell L. Moseley, MD and Donald P. Newell
Proposed by the issuer
Voted to withhold all nominees
Voted against management
2) To approve the SCPIE Holdings Inc. senior executive incentive bonus plan.
Proposed by the issuer
Voted against the proposal
Voted against management

SEABOARD CORPORATION
Ticker Symbol: SEB
CUSIP: 811543107
Shareholder Meeting Date: 4/26/04
1) Election of directors: Nominees: H. Harry Bresky,
David A. Adamsen, Douglas W. Baena, Joe E. Rodrigues and
Kevin M. Kennedy
Proposed by the issuer
Voted for all nominees
Voted for management
2) To ratify the selection of KPMG LLP as independent auditors for the company.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Stockholder proposal for independent director to serve as chair of the board.
Proposed by a security holder
Voted against the proposal
Voted for management

SEA CONTAINERS LTD.
Ticker Symbol: SCRa (Class A)
CUSIP: 811371707
Shareholder Meeting Date: 6/07/04
1) Election of directors: Nominees: John D. Campbell,
W. Murray Grindrod, Robert M. Riggs, Philip J.R. Schlee,
Charles N.C. Sherwood, James B. Sherwood and Michael J.L. Stracey
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of 2004 stock option plan.
Proposed by the issuer
Voted against the proposal
Voted against management
3) Appointment of Deloitte & Touche LLP as auditors and authorization of the audit committee to fix auditor's remuneration. Proposed by the issuer
Voted for the proposal
Voted for management

SELECTICA, INC.
Ticker Symbol: SLTC
CUSIP: 816288104
Shareholder Meeting Date: 9/18/03
1) Election of directors: Nominees: John Fisher and Mike Lyons
Proposed by the issuer
Voted for all nominees
Voted for management
2) To ratify the appointment of Ernst & Young, LLP as the company's independent accountants for the fiscal year ending
March 31, 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

SPARTON CORPORATION
Ticker Symbol: SPA
CUSIP: 847235108
Shareholder Meeting Date: 10/22/03
1) Election of directors: Nominees: James N. Deboer,
David W. Hockenbrocht and James D. Fast
Proposed by the issuer
Voted for all nominees
Voted for management

STANDARD COMMERCIAL CORPORATION
Ticker Symbol: STW
CUSIP: 853258101
Shareholder Meeting Date: 8/12/03
1) Election of directors: Nominees: B. Clyde Preslar,
Mark W. Kehaya and Gilbert L. Klemann, II
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of the appointment of Deloitte & Touche LLP as the company's independent auditors for fiscal 2004.
Proposed by the issuer
Voted for the proposal
Voted for management

STEEL TECHNOLOGIES INC.
Ticker Symbol: STTX
CUSIP: 858147101
Shareholder Meeting Date: 1/22/04
1) Election of directors: Nominees: Michael J. Carroll,
William E. Hellmann and Stuart N. Ray
Proposed by the issuer
Voted for all nominees
Voted for management

STEWART & STEVENSON SERVICES, INC.
Ticker Symbol: SVC
CUSIP: 860342104
Shareholder Meeting Date: 7/09/04
1) Election of directors: Nominees: Max L. Lukens,
Robert S. Sullivan and James M. Tidwell
Proposed by the issuer
Voted for all nominees
Voted for management
2) Approval of Ernst & Young LLP as independent auditor of the company.
Proposed by the issuer
Voted for the proposal
Voted for management
3) Approval of the amendment to 1996 director stock plan.
Proposed by the issuer
Voted against the proposal
Voted against management
4) Approval of amended and restated 1993 nonofficer employee stock option plan.
Proposed by the issuer
Voted for the proposal
Voted for management
5) Approval of the postponement or adjournment of the meeting to a later date to solicit additional proxies, if necessary.
Proposed by the issuer
Voted against the proposal
Voted against management

STILLWATER MINING COMPANY
Ticker Symbol: SWC
CUSIP: 86074Q102
Shareholder Meeting Date: 10/23/03
1) To amend the Company's Restated Certificate of Incorporation (the "current charter") to increase the Company's authorized common stock from 100,000,000 shares to 200,000,000 shares. Proposed by the issuer
Voted against the proposal
Voted against management
2) To amend the current charter to eliminate cumulative voting rights of stockholders.
Proposed by the issuer
Voted against the proposal
Voted against management
3) To amend the current charter to eliminate the rights of stockholders to take action by written consent.
Proposed by the issuer
Voted for the proposal
Voted for management
4) To amend the current charter to provide that the number of directors shall be set forth in accordance with the Company's by-laws, provided that the number shall be no less than seven and no more than ten.
Proposed by the issuer
Voted for the proposal
Voted for management
5) To approve a restatement of the current charter to include the amendments set forth in Proposals 1 through 4 in the event they are approved by the stockholders and to make other amendments set forth in the form of the proposed restated certificate of incorporation attached to the accompanying proxy statement as Exhibit A.
Proposed by the issuer
Voted against the proposal
Voted against management
6) To amend the current by-laws to provide that: (i) the nomination of directors, (ii) the filling of vacancies in the Board, (iii) notice of Board meetings, (iv) the Board quorum requirements, (v) the election of officers and (vi) the appointment of Board committees shall be subject to the provisions of the Stockholders Agreement by and among the Company, Norimet Limited and MMC Norilsk Nickel, dated as of June 23, 2003. Proposed by the issuer
Voted against the proposal
Voted against management
7) To approve an amendment and restatement of the current by-laws to include the amendments set forth in Proposal 6 in the event that they are approved by the stockholders and to make other amendments set forth in the form of the proposed amended and restated by-laws attached to the accompanying proxy statement as Exhibit B.
Proposed by the issuer
Voted against the proposal
Voted against management
8) Election of directors: Nominees: C.L. Fuller, P.M. James,
S.S. Lucas, J.P. Mazurek, F.R. McCallister, S.K. Pressler,
D.W. Riegle, T.D. Schafer and J.E. Thompson
Proposed by the issuer
Voted to withhold all nominees
Voted against management
9) To amend and restate the Company's General Employee Stock Plan to increase the number of shares of Common Stock authorized for issuance from 1,100,000 shares to 1,400,000 shares and change the governing law from Colorado to Delaware.
Proposed by the issuer
Voted against the proposal
Voted against management
10) To ratify the appointment of KPMG LLP as the Company's Independent Accountants.
Proposed by the issuer
Voted for the proposal
Voted for management

TECHNOLOGY SOLUTIONS COMPANY
Ticker Symbol: TSCC
CUSIP: 87872T108
Shareholder Meeting Date: 5/06/04
1) Election of director(s): Nominees: John R. Purcell
Proposed by the issuer
Voted for (all) nominee(s)
Voted for management


TOYS'R'US, INC.
Ticker Symbol: TOY
CUSIP: 892335100
Shareholder Meeting Date: 6/02/04
1) Election of directors: Nominees: R. Costin, J.H. Eyler,
R.N. Farah, P.A. Georgescu, C.A. Hallman, C. Hill, N. Karch,
N.S. Matthews, A.B. Newman and F.R. Noonan
Proposed by the issuer
Voted for all nominees
Voted for management
2) Stockholder proposal regarding voting.
Proposed by a security holder
Voted against the proposal
Voted for management

ULTIMATE ELECTRONICS, INC.
Ticker Symbol: ULTE
CUSIP: 903849107
Shareholder Meeting Date: 6/23/04
1) Election of directors: Nominees: R.W. Beale, A.E. Kessock and
J.D. Morton
Proposed by the issuer
Voted for all nominees
Voted for management
2) Ratification of appointment of Ernst & Young LLP as independent auditors.
Proposed by the issuer
Voted for the proposal
Voted for management

USEC INC.
Ticker Symbol: USU
CUSIP: 90333E108
Shareholder Meeting Date: 4/29/04
1) Election of directors: Nominees: J.R. Mellor, M.H. Armacost, J.F. Brown, J.R. Hall, W.H. Moore, J.F. Paquette, Jr.,
W.H. Timbers and J.D. Woods
Proposed by the issuer
Voted for all nominees
Voted for management
2) To approve the first amendment to and the performance goals under the USEC Inc. 1999 equity incentive plan.
Proposed by the issuer
Voted against the proposal
Voted against management
3) To ratify the appointment of PricewaterhouseCoopers LLP as USEC's independent auditors for 2004.
Proposed by the issuer
Voted for the proposal
Voted for management
4) Shareholder proposal No. 1 top executive compensation. Proposed by a security holder
Voted against the proposal
Voted for management
5) Shareholder proposal No. 2 proxy advisory.
Proposed by the issuer
Voted against the proposal
Voted for management


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT
OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY
AUTHORIZED.

Aegis Value Fund, Inc.
BY: /s/ William S. Berno
-----------------------------------------------------
William S. Berno, President
June 10, 2005